Leases - Supplemental balance sheet information related to operating leases from continuing operations (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Leases
Right-of-use assets under operating leases	$ 415,268	$ 97,160
Operating lease liabilities, current	77,499	36,720
Operating lease liabilities, non-current	35,970	32,351
Total operating lease liabilities	$ 113,469	$ 69,071